Financial (Income) Expenses, Net - Schedule of Financial (Income) Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial expenses:
Foreign currency translation loss, net	$ 1,619		$ 210
Interest on loans	347	303	75
Remeasurement of Warrants	2,017
Others	72	41	39
Total financial expenses	4,055	344	324
Financial income:
Foreign currency translation profit, net		106
Interest from deposits	3,837	4,277	4,830
Remeasurement of Warrants		259	2,033
Total financial income	3,837	4,642	6,863
Financial (income) expenses, net	$ 218	$ (4,298)	$ (6,539)